Taxes On Income (Schedule Of Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Line Items]
Reserves and allowances	$ 52,691	$ 25,127
Inventory allowances	0	0
Property, plant and equipment	(465)	(2,324)
Others	47,354	22,194
Net operating loss carry-forwards	63,945	13,687
Gross deferred tax assets	164,455	58,684
Valuation allowance	(121,651)	(7,326)
Net deferred tax assets	42,804	51,358
Intangible assets	(2,640)	(2,591)
Property, plant and equipment	(10,132)	(10,661)
Reserves and allowances	(10,110)	(4,774)
Net deferred tax liabilities	(22,882)	(18,026)
Net deferred tax assets	$ 19,922	$ 33,332